Cost of sales - Schedule of operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Fees and compensation for services	$ 62,006	$ 48,729	$ 66,155
Salaries and payroll taxes	27,310	21,072	22,344
Employee benefits	9,333	5,926	6,481
Transport	4,221	5,214	5,963
Consumption of materials and spare parts	4,377	4,933	16,824
Easements and fees	3,288	4,547	11,427
Other	5,991	4,264	4,191
Total operating costs	$ 116,526	$ 94,685	$ 133,385